SEGMENT INFORMATION - Operating segment (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating segments
Net sales	R$ 11,519,655	R$ 9,844,439	R$ 21,262,490	R$ 18,733,605
EBITDA			11,571,481	6,903,242
Depreciation, depletion and amortization			(3,594,963)	(3,463,236)
Operating profit before net financial income ("EBIT")	R$ 4,587,437	R$ 5,206,487	R$ 7,976,518	R$ 8,813,418
EBITDA margin (%)			54.42%	36.85%
Domestic (Brazil)
Operating segments
Net sales			R$ 3,836,636	R$ 2,900,189
Foreign
Operating segments
Net sales			17,425,854	15,833,416
Pulp products
Operating segments
Net sales			17,496,421	16,038,957
EBITDA			R$ 10,168,584	R$ 6,247,201
EBITDA margin (%)			58.12%	38.95%
Pulp products | Domestic (Brazil)
Operating segments
Net sales			R$ 1,246,965	R$ 1,014,148
Pulp products | Foreign
Operating segments
Net sales			16,249,456	15,024,809
Paper products
Operating segments
Net sales			3,766,069	2,694,648
EBITDA			R$ 1,402,897	R$ 656,041
EBITDA margin (%)			37.25%	24.35%
Paper products | Domestic (Brazil)
Operating segments
Net sales			R$ 2,589,671	R$ 1,886,041
Paper products | Foreign
Operating segments
Net sales			R$ 1,176,398	R$ 808,607